Financial Instruments carried at Fair Value - Reconciliation of Financial Instruments Categorized in Level 3 (Detail) - EUR (€) € in Millions		Jun. 30, 2019		Jun. 30, 2018
Balance, beginning of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		€ 4,086		€ 4,148
Positive market values from derivative financial instruments		8,309		7,340
Other trading assets		5,676		4,426
Non-trading financial assets mandatory at fair value through profit and loss		6,066		4,573
Financial assets designated at fair value through profit or loss		0		91
Financial assets at fair value through other comprehensive income		268		231
Other financial assets at fair value		207		47
Total financial assets held at fair value		24,614		20,855
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		2
Negative market values from derivative financial instruments		6,289		5,992
Other trading liabilities		15		0
Financial liabilities designated at fair value through profit or loss		2,021		1,444
Other financial liabilities at fair value		(611)		(298)
Total financial liabilities held at fair value		7,714		7,139
Changes in the group of consolidated companies [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		0		0
Positive market values from derivative financial instruments		20		0
Other trading assets		(75)		0
Non-trading financial assets mandatory at fair value through profit and loss		0		0
Financial assets designated at fair value through profit or loss		0		0
Financial assets at fair value through other comprehensive income		0		0
Other financial assets at fair value		0		0
Total financial assets held at fair value		(55)		0
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		(77)		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		(77)		0
Total gains/ losses [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		127	[1]	19	[2]
Positive market values from derivative financial instruments		1,228	[1]	471	[2]
Other trading assets		126	[1]	117	[2]
Non-trading financial assets mandatory at fair value through profit and loss		101	[1]	207	[2]
Financial assets designated at fair value through profit or loss		0	[1]	(49)	[2]
Financial assets at fair value through other comprehensive income		8	[1],[3]	(2)	[2],[4]
Other financial assets at fair value		0	[1]	(3)	[2]
Total financial assets held at fair value	[5]	1,590	[1],[6]	761	[2],[7]
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0	[1]	1	[2]
Negative market values from derivative financial instruments		1,322	[1]	407	[2]
Other trading liabilities		(1)	[1]	0	[2]
Financial liabilities designated at fair value through profit or loss		108	[1]	(187)	[2]
Other financial liabilities at fair value		222	[1]	(204)	[2]
Total financial liabilities held at fair value	[5]	1,652	[1],[6]	16	[2],[7]
Purchases [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		1,168		1,228
Positive market values from derivative financial instruments		0		0
Other trading assets		292		606
Non-trading financial assets mandatory at fair value through profit and loss		1,071		1,413
Financial assets designated at fair value through profit or loss		34		0
Financial assets at fair value through other comprehensive income		210		71
Other financial assets at fair value		0		0
Total financial assets held at fair value		2,776		3,319
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Sales [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		(1,157)		(1,437)
Positive market values from derivative financial instruments		0		0
Other trading assets		(782)		(921)
Non-trading financial assets mandatory at fair value through profit and loss		(201)		(414)
Financial assets designated at fair value through profit or loss		0		0
Financial assets at fair value through other comprehensive income		0		(25)
Other financial assets at fair value		0		0
Total financial assets held at fair value		(2,140)		(2,796)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		0
Negative market values from derivative financial instruments		0		0
Other trading liabilities		0		0
Financial liabilities designated at fair value through profit or loss		0		0
Other financial liabilities at fair value		0		0
Total financial liabilities held at fair value		0		0
Issuances [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[8]	0		0
Positive market values from derivative financial instruments	[8]	0		0
Other trading assets	[8]	924		940
Non-trading financial assets mandatory at fair value through profit and loss	[8]	348		1
Financial assets designated at fair value through profit or loss	[8]	0		0
Financial assets at fair value through other comprehensive income	[8]	0		0
Other financial assets at fair value	[8]	0		0
Total financial assets held at fair value	[8]	1,272		941
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[8]	0		0
Negative market values from derivative financial instruments	[8]	0		0
Other trading liabilities	[8]	0		0
Financial liabilities designated at fair value through profit or loss	[8]	271		309
Other financial liabilities at fair value	[8]	0		0
Total financial liabilities held at fair value	[8]	271		309
Settlements [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets	[9]	(240)		(318)
Positive market values from derivative financial instruments	[9]	(191)		9
Other trading assets	[9]	(649)		(402)
Non-trading financial assets mandatory at fair value through profit and loss	[9]	(1,202)		(780)
Financial assets designated at fair value through profit or loss	[9]	0		(23)
Financial assets at fair value through other comprehensive income	[9]	0		(7)
Other financial assets at fair value	[9]	0		(9)
Total financial assets held at fair value	[9]	(2,282)		(1,530)
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities	[9]	0		0
Negative market values from derivative financial instruments	[9]	(156)		23
Other trading liabilities	[9]	0		0
Financial liabilities designated at fair value through profit or loss	[9]	(319)		(107)
Other financial liabilities at fair value	[9]	23		4
Total financial liabilities held at fair value	[9]	(453)		(80)
Transfers into Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		964	[10]	1,087	[11]
Positive market values from derivative financial instruments		1,910	[10]	1,521	[11]
Other trading assets		428	[10]	603	[11]
Non-trading financial assets mandatory at fair value through profit and loss		734	[10]	247	[11]
Financial assets designated at fair value through profit or loss		0	[10]	0	[11]
Financial assets at fair value through other comprehensive income		99	[10]	3	[11]
Other financial assets at fair value		0	[10]	212	[11]
Total financial assets held at fair value		4,135	[10]	3,672	[11]
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0	[10]	120	[11]
Negative market values from derivative financial instruments		1,961	[10]	1,073	[11]
Other trading liabilities		2	[10]	0	[11]
Financial liabilities designated at fair value through profit or loss		571	[10]	17	[11]
Other financial liabilities at fair value		(8)	[10]	60	[11]
Total financial liabilities held at fair value		2,525	[10]	1,269	[11]
Transfers out of Level 3 [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		(946)	[10]	(835)	[11]
Positive market values from derivative financial instruments		(2,321)	[10]	(1,371)	[11]
Other trading assets		(579)	[10]	(234)	[11]
Non-trading financial assets mandatory at fair value through profit and loss		(1,816)	[10]	(348)	[11]
Financial assets designated at fair value through profit or loss		0	[10]	(2)	[11]
Financial assets at fair value through other comprehensive income		(142)	[10]	(165)	[11]
Other financial assets at fair value		47	[10]	(32)	[11]
Total financial assets held at fair value		(5,757)	[10]	(2,987)	[11]
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0	[10]	(1)	[11]
Negative market values from derivative financial instruments		(1,457)	[10]	(1,182)	[11]
Other trading liabilities		0	[10]	0	[11]
Financial liabilities designated at fair value through profit or loss		(60)	[10]	(146)	[11]
Other financial liabilities at fair value		(3)	[10]	(39)	[11]
Total financial liabilities held at fair value		(1,519)	[10]	(1,368)	[11]
Balance, end of period [Member]
Financial assets held at fair value [Abstract]
Trading securities, assets		4,002		3,891
Positive market values from derivative financial instruments		8,955		7,970
Other trading assets		5,362		5,136
Non-trading financial assets mandatory at fair value through profit and loss		5,101		4,899
Financial assets designated at fair value through profit or loss		35		17
Financial assets at fair value through other comprehensive income		444		106
Other financial assets at fair value		254		216
Total financial assets held at fair value		24,153		22,235
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities, liabilities		0		121
Negative market values from derivative financial instruments		7,960		6,312
Other trading liabilities		16		0
Financial liabilities designated at fair value through profit or loss		2,514		1,329
Other financial liabilities at fair value		(378)		(476)
Total financial liabilities held at fair value		€ 10,113		€ 7,286

[1]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in the consolidated statement of income and unrealized net gains (losses) on financial assets at fair value through other comprehensive income and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level1 or Level2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[2]	Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level1 or Level2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.
[3]	Total gains and losses on financial assets mandatory at fair value through OCI include a gain of EUR6million recognized in other comprehensive income.
[4]	Total gains and losses on financial assets mandatory at fair value through OCI include a loss of EUR6million recognized in other comprehensive income, net of tax and a loss of EUR3million recognized in the income statement presented in net gains (losses).
[5]	For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.
[6]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of EUR42million and for total financial liabilities held at fair value this is a loss of EUR6million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.
[7]	This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of EUR73million and for total financial liabilities held at fair value this is a loss of EUR19million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.
[8]	Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.
[9]	Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.
[10]	Transfers in and transfers out of Level3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.
[11]	Transfers in and transfers out of Level3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.